Subsequent Event (Details Narrative) - USD ($) $ in Thousands			3 Months Ended		9 Months Ended
	Feb. 12, 2018	Jan. 24, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Number of shares isssued					2,500,000
Value of shares issued					$ 86
Insurance reimbursements			$ 15		$ 26
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series B Preferred Stock [Member]
Number of shares isssued		2,225,000
Value of shares issued		$ 2,225
Subsequent Event [Member] | Amended and Restated Separation Agreement [Membe]r
Number of shares isssued	271,000
Periodic payment	$ 123
Payment terms	11 installments as follows: the first 6 installments of $10 each, and the following five installments of $12.5 each. The first payment was made on February 15, 2018, and subsequent payments are to be made on or before the 15th day of each succeeding month, with the final installment to be paid on or before December 15, 2018.
Insurance reimbursements	$ 3